Environmental Rehabilitation Provision - Disclosure of Environmental Rehabilitation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Environmental Rehabilitation Provision - beginning of period	$ 53,369	$ 51,750
Change in estimate	11,206	330
Liabilities discharged	(905)	(645)
Accretion expense	1,961	1,934
Environmental Rehabilitation Provision - end of period	65,631	53,369
Less current portion	(1,545)	(1,050)
Non-current portion	$ 64,086	$ 52,319